Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 73,760
Total lease payments	73,760
Less: imputed interest	(1,115)
Present value of lease liabilities	$ 72,645	$ 281,329